EARNBACK SHARES AND WARRANTS	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
EARNBACK SHARES AND WARRANTS

NOTE 12—EARNBACK SHARES AND WARRANTS

During the period between the Closing and the five-year anniversary of the Closing, the Churchill Sponsor has subjected the 17,250,000 Sponsor Earnback Shares of issued and outstanding common stock and 14,783,333 Sponsor Earnback Warrants of issued and outstanding private warrants to potential forfeiture to Lucid for no consideration until the occurrence of each tranche’s respective earnback triggering event. The 17,250,000 Sponsor Earnback Shares are comprised of three separate tranches of 5,750,000 shares per tranche. The 14,783,333 Sponsor Earnback Warrants are comprised of three separate tranches of (i) 4,927,778 warrants, (ii) 4,927,778 warrants, and (iii) 4,927,777 warrants. The earnback triggering events for the three respective tranches of the Sponsor Earnback Shares and Sponsor Earnback Warrants will be met upon the earlier of (i) the date on which the volume-weighted average trading sale price of one share of our common stock quoted on Nasdaq is greater than or equal to $20.00, $25.00, and $30.00, respectively, for any 40 trading days within any 60 consecutive trading day period or (ii) a change in control of Lucid pursuant to which stockholders of Lucid have the right to receive consideration implying a value per share greater than or equal to $20.00, $25.00, and $30.00, respectively.

The earnback triggering events were determined to be indexed to the Company’s common stock as the earnback triggering events are measured on a dilutive basis.

The earnback triggering events related to achieving a volume-weighted average trading sale price greater than or equal to $20.00, $25.00, and $30.00, respectively, for any 40 trading days within any 60 consecutive trading day period were satisfied on September 29, 2021, December 8, 2021, and December 23, 2021, respectively. As a result, the 17,250,000 Sponsor Earnback Shares of issued and outstanding common stock and 14,783,333 Sponsor Earnback Warrants of issued and outstanding private warrants were vested and no longer subject to the transfer restrictions and contingent forfeiture provisions.